Schedule of Investments
March 31, 2021 (unaudited)
Tactical Growth Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 20.20%

Cable & Other Pay Television Services - 0.08%
Charter Communications, Inc. Class A (2)			66	40,723

Construction Machinery & Equipment - 0.09%
Caterpillar, Inc. (2)			209	48,461

Electric Computers - 1.58%
Apple, Inc. (8)			6,698	818,161

Guided Missiles & Space Vehicles & Parts - 0.76%
Lockheed Martin Corp.			1,067	394,257

Hospital & Medical Service Plans - 0.74%
UnitedHealth Group, Inc.			1,027	382,116

Measuring & Controlling Devices, Nec - 0.08%
Thermo Fisher Scientific, Inc.			92	41,987

National Commercial Banks - 1.05%
Bank of America Corp.			7,405	286,499
Bank OZK			6,209	253,638

				540,137

National Gas Transmission - 0.09%
Antero Midstream Corp.			2,533	22,873
Equitrans Midstream Corp.			2,905	23,705

				46,578

Oil, Gas Field Services, Nbc - 0.08%
Schlumberger N.V.			1,500	40,785

Railroads, Line-Haul Operating - 0.10%
Union Pacific Corp. (8)			226	49,813

Real Estate Investment Trusts - 1.31%
AGNC Investment Corp.			5,196	87,085
American Tower Corp. (2)			1,642	392,537
Annaly Capital Management, Inc.			7,155	61,533
Apartment Investment and Management Co. (2)			6,020	36,963
Equity Commonwealth, Inc. (2)			3,565	99,107

				677,225

Retail-Catalog & Mail-Order Houses - 2.12%
Amazon.com, Inc. (2)			345	1,067,458
Qurate Retail, Inc. (2)			2,176	25,590

				1,093,048

Security Brokers, Dealers & Flotation Companies - 0.17%
Goldman Sachs Group, Inc.			139	45,453
Morgan Stanley			574	44,577

				90,030

Semiconductors & Related Devices - 2.43%
Advanced Micro Devices, Inc. (2)			3,319	260,541
NVIDIA Corp.			1,063	567,568
Taiwan Semiconductor Manufacturing Co. Ltd. ADR			3,602	426,045

				1,254,154

Services-Business Services, Nec - 1.82%
Alibaba Group Holding Ltd. ADR (2)			1,619	367,076
MasterCard, Inc. Class A			1,072	381,686
MercadoLibre, Inc. (Argentina) (2)			16	23,554
PayPal Holdings, Inc. (2) (8)			309	75,037
Pinduoduo, Inc. ADR (2)			116	15,530
Uber Technologies, Inc. (2)			421	22,949
Visa, Inc. Class A			244	51,662

				937,494

Services-Computer Processing & Data Preparation - 0.05%
RingCentral, Inc. Class A (2)			85	25,320

Services-Computer Programming, Data Processing, Etc. - 2.55%
Alphabet, Inc. Class A (2)			309	637,319
Facebook, Inc. Class A (2)			1,515	446,213
The Trade Desk, Inc. Class A (2)			358	233,294

				1,316,826

Services-Miscellaneous Amusement & Recreation - 0.09%
Walt Disney Co. (2)			241	44,469

Services-Miscellaneous Business Services - 0.04%
Sea Ltd. ADR (2)			84	18,751

Services-Prepackaged Software - 3.93%
Activision Blizzard, Inc. (2) (8)			514	47,802
Adobe, Inc. (2)			793	376,968
Atlassian Corp. PLC Class A (2)			138	29,085
Coupa Software, Inc. (2)			84	21,376
Datadog, Inc. Class A (2)			299	24,919
Dynatrace, Inc. (2)			494	23,831
Microsoft Corp.			3,329	784,878
Okta, Inc. Class A (2)			124	27,333
Sailpoint Technologies Holdings, Inc. (2)			452	22,889
Salesforce.com, Inc. (2)			220	46,611
ServiceNow, Inc. (2)			68	34,007
Smartsheet, Inc. Class A (2)			420	26,846
Snowflake, Inc. Class A (2)			98	22,470
Square, Inc. Class A (2)			2,278	517,220
Twilio, Inc. Class A (2)			63	21,468

				2,027,703
Services-Video Tape Rental - 0.76%
Netflix, Inc. (2)			749	390,723

Surety Insurance - 0.10%
Old Republic International Corp.			2,322	50,712

Trucking (No Local) - 0.09%
Schneider National, Inc.			1,882	46,994

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 0.10%
MacQuarie Infrastructure Corp.			1,633	51,946

Total Common Stocks			(Cost $ 9,469,524)	10,428,413

Corporate Bonds - 1.66% (2)

Finance Services - 0.39%
American Express Co., 3.700%, 11/05/2021			200,000	203,442

Motor Vehicles & Passenger Car Bodies - 0.29%
Daimler Finance North America LLC. REGS (Germany), 3.350%, 05/04/2021			150,000	150,363

National Commercial Banks - 0.39%
Societe Generale REGS (Canada), 2.500%, 04/08/2021			200,000	200,036

Savings Institution, Federally Chartered - 0.59%
HSBC Holdings PLC (United Kingdom), 2.650%, 01/15/2022			300,000	304,950

Total Corporate Bonds			(Cost $ 852,600)	858,791

Exchange Traded Funds - 71.35% (4)

Aberdeen Standard Physical Palladium Shares ETF (2)			456	111,652
American Century STOXX US Quality Value ETF			1,828	86,592
Amplify Online Retail ETF (2)			361	44,829
Communication Services Select Sector SPDR Fund ETF			1,892	138,721
Consumer Discretionary Select Sector SPDR Fund ETF			913	153,448
Direxion Russell 1000 Value Over Growth ETF (2)			1,500	86,040
Energy Select Sector SPDR ETF			1,948	95,569
Financial Select Sector SPDR Fund ETF			3,957	134,736
First Trust Consumer Staples AlphaDEX Fund ETF			2,040	117,239
First Trust Dow Jones Internet Index Fund ETF (2)			214	46,669
First Trust Dorsey Wright Momentum & Dividend ETF			2,943	86,108
First Trust Enhanced Short Maturity ETF			3,576	214,453
First Trust Large Cap Value AlphaDEX Fund ETF			946	60,216
First Trust Long/Short Equity ETF (8)			2,801	127,277
First Trust Strategic Income ETF			23,560	1,150,435
First Trust Value Line Dividend Index Fund ETF			2,259	85,797
Health Care Select Sector SPDR Fund ETF			1,416	165,304
Invesco Buyback Achievers ETF			1,034	87,073
Invesco DB Commodity Index Tracking ETF (2) (8)			7,569	125,721
Invesco QQQ Trust Series 1 ETF			7,323	2,336,989
iShares 1-5 Year Investment Grade Corporate Bond ETF (8)			71,661	3,918,423
iShares Core MSCI Emerging Markets ETF (2) (8)			1,964	126,403
iShares Core S&P 500 ETF			3,354	1,334,288
iShares Core U.S. Aggregate Bond ETF (8)			2,251	256,231
iShares Edge MSCI USA Value Factor ETF			844	86,476
iShares Expended Tech-Software ETF (2)			138	47,116
iShares MSCI EAFE ETF (2)			1,181	89,603
iShares MSCI Emerging Markets ETF (2)			1,077	57,447
iShares Russell 2000 ETF			241	53,247
iShares S&P 500 Value ETF			2,727	385,161
iShares Russell 2000 Growth ETF			2,496	750,647
JPMorgan Ultra-Short Income ETF (8)			29,500	1,497,273
Materials Select Sector SPDR Fund ETF			658	51,850
PGIM Ultra Short Bond ETF (8)			78,028	3,889,696
ProShares Ultra QQQ ETF (2)			18,443	2,161,335
ProShares VIX Short-Term Futures ETF (2)			8,591	80,326
Select Sector Industrial Spdr ETF			1,302	128,182
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (2)			24,424	2,234,796
SPDR Bloomberg Barclays Convertible Securities ETF			3,779	314,980
SPDR Bloomberg Barclays High Yield Bond ETF			2,964	322,483
SPDR Dow Jones Global Real Estate ETF (8)			2,722	128,533
SPDR S&P 500 ETF Trust (9)			9,161	3,630,779
SPDR S&P 600 Small Cap Value ETF			1,058	86,745
SPDR S&P Biotech ETF			322	43,679
SPDR S&P Oil & Gas Exploration & Production ETF			570	46,364
SPDR S&P Retail ETF			1,308	116,687
Technology Select Sector SPDR Fund ETF			4,102	544,787
VanEck Vectors Semiconductor ETF (2)			198	48,223
Vanguard FTSE ALL-World EX-US ETF (8)			9,833	596,666
Vanguard FTSE Developed Markets ETF (8)			7,745	380,357
Vanguard FTSE Emerging Markets ETF (8)			5,357	278,832
Vanguard Growth ETF (8)			1,153	296,367
Vanguard Large Cap ETF (8)			1,597	295,924
Vanguard Mid Cap ETF (8)			1,899	420,325
Vanguard Russell 2000 ETF (8)			1,120	199,662
Vanguard Short-Term Corporate Bond Index Fund ETF (8)			48,400	3,993,000
Vanguard Total Bond Market ETF (8)			1,204	102,003
Vanguard Total Stock Market ETF (8)			4,346	898,275
Vanguard Value ETF (8)			2,346	308,405
Virtus InfraCap US Preferred Stock ETF			48,743	1,173,244

Total Exchange Traded Funds			(Cost $ 35,319,640)	36,829,688

Exchange Traded Notes - 0.03% (5)

iPath Series B S&P 500 VIX Short-Term Futures ETN (2)			1,453	16,564

Total Exchange Traded Notes			(Cost $ 21,320)	16,564

Money Market Registered Investment Companies - 7.16%

First American Treasury Obligation Fund Class X, 0.03% (3)			3,694,922	3,694,922

Total Money Market Registered Investment Companies			(Cost $ 3,694,922)	3,694,922

Total Investments - 102.93%			(Cost $ 48,777,017)	53,133,996

Liabilities in Excess of Other Assets - (2.93%)				(1,512,040)

Total Net Assets - 100.00%				51,621,955

Options

	Long (Short)		Notional Value of	Fair
	Contracts (7)	Expiration Date	Contracts ($) (6)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $390.00	35	4/16/2021	1,365,000	31,605
SPDR S&P 500 ETF Trust, Strike $393.00	15	5/21/2021	589,500	17,085
SPDR S&P 500 ETF Trust, Strike $396.00	15	5/21/2021	594,000	14,100
SPDR S&P 500 ETF Trust, Strike $398.00	15	5/21/2021	597,000	12,360
SPDR S&P 500 ETF Trust, Strike $372.00	5	6/18/2021	186,000	15,023
SPDR S&P 500 ETF Trust, Strike $373.00	18	6/18/2021	671,400	55,026
SPDR S&P 500 ETF Trust, Strike $394.00	61	6/18/2021	2,403,400	81,252
SPDR S&P 500 ETF Trust, Strike $395.00	29	6/18/2021	1,145,500	37,062
SPDR S&P 500 ETF Trust, Strike $335.00	20	9/17/2021	670,000	133,300
SPDR S&P 500 ETF Trust, Strike $363.00	30	9/17/2021	1,089,000	128,010
SPDR S&P 500 ETF Trust, Strike $360.00	30	9/17/2021	1,080,000	135,420
SPDR S&P 500 ETF Trust, Strike $324.00	18	12/17/2021	583,200	142,920
SPDR S&P 500 ETF Trust, Strike $366.00	15	12/17/2021	549,000	66,435
SPDR S&P 500 ETF Trust, Strike $371.00	20	12/17/2021	742,000	80,980
SPDR S&P 500 ETF Trust, Strike $372.00	20	12/17/2021	744,000	82,060
SPDR S&P 500 ETF Trust, Strike $377.00	10	12/17/2021	377,000	36,055
SPDR S&P 500 ETF Trust, Strike $385.00	10	12/17/2021	385,000	31,650
SPDR S&P 500 ETF Trust, Strike $394.00	10	12/17/2021	394,000	24,500
SPDR S&P 500 ETF Trust, Strike $391.00	30	3/18/2022	1,173,000	91,470

	406		15,338,000	1,216,313

Put Options
SPDR S&P 500 ETF Trust, Strike $350.00	20	3/31/2021	700,000	40
SPDR S&P 500 ETF Trust, Strike $351.00	35	4/16/2021	1,228,500	1,015
SPDR S&P 500 ETF Trust, Strike $354.00	15	5/12/2021	531,000	2,775
SPDR S&P 500 ETF Trust, Strike $357.00	15	5/21/2021	535,500	3,195
SPDR S&P 500 ETF Trust, Strike $358.00	15	5/21/2021	537,000	3,240
SPDR S&P 500 ETF Trust, Strike $335.00	30	6/18/2021	1,005,000	6,870
SPDR S&P 500 ETF Trust, Strike $342.00	60	6/18/2021	2,052,000	16,080
SPDR S&P 500 ETF Trust, Strike $345.00	20	9/17/2021	690,000	15,440
SPDR S&P 500 ETF Trust, Strike $347.00	30	9/17/2021	1,041,000	24,030
SPDR S&P 500 ETF Trust, Strike $340.00	15	12/17/2021	510,000	16,620

	255		8,830,000	89,305

Call Options Written
SPDR S&P 500 ETF Trust, Strike $383.00	20	3/31/2021	766,000	(26,480)
SPDR S&P 500 ETF Trust, Strike $411.00	20	4/16/2021	822,000	(880)
SPDR S&P 500 ETF Trust, Strike $410.00	15	4/16/2021	615,000	(750)
SPDR S&P 500 ETF Trust, Strike $416.00	15	5/21/2021	624,000	(2,415)
SPDR S&P 500 ETF Trust, Strike $420.00	15	5/21/2021	630,000	(1,650)
SPDR S&P 500 ETF Trust, Strike $422.00	15	5/21/2021	633,000	(1,320)
SPDR S&P 500 ETF Trust, Strike $390.00	10	6/18/2021	390,000	(16,180)
SPDR S&P 500 ETF Trust, Strike $409.00	60	6/18/2021	2,454,000	(31,860)
SPDR S&P 500 ETF Trust, Strike $397.00	20	6/18/2021	794,000	(23,040)
SPDR S&P 500 ETF Trust, Strike $398.00	23	6/18/2021	915,400	(25,346)
SPDR S&P 500 ETF Trust, Strike $400.00	30	9/17/2021	1,200,000	(48,330)
SPDR S&P 500 ETF Trust, Strike $420.00	30	9/17/2021	1,260,000	(21,570)
SPDR S&P 500 ETF Trust, Strike $427.00	20	9/17/2021	854,000	(10,860)
SPDR S&P 500 ETF Trust, Strike $376.00	18	12/17/2021	676,800	(66,204)
SPDR S&P 500 ETF Trust, Strike $425.00	15	12/17/2021	637,500	(13,425)
SPDR S&P 500 ETF Trust, Strike $430.00	40	12/17/2021	1,720,000	(30,400)
SPDR S&P 500 ETF Trust, Strike $440.00	10	12/17/2021	440,000	(5,075)
SPDR S&P 500 ETF Trust, Strike $460.00	30	3/18/2022	1,380,000	(12,360)

	406		16,811,700	(338,145)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $295.00	20	3/31/2021	590,000	(20)
SPDR S&P 500 ETF Trust, Strike $390.00	35	4/16/2021	1,365,000	(10,115)
SPDR S&P 500 ETF Trust, Strike $393.00	15	5/21/2021	589,500	(12,075)
SPDR S&P 500 ETF Trust, Strike $398.00	15	5/21/2021	597,000	(14,940)
SPDR S&P 500 ETF Trust, Strike $396.00	15	5/21/2021	594,000	(13,710)
SPDR S&P 500 ETF Trust, Strike $336.00	18	6/18/2021	604,800	(4,140)
SPDR S&P 500 ETF Trust, Strike $330.00	5	6/18/2021	165,000	(990)
SPDR S&P 500 ETF Trust, Strike $394.00	61	6/18/2021	2,403,400	(71,126)
SPDR S&P 500 ETF Trust, Strike $395.00	29	6/18/2021	1,145,500	(34,945)
SPDR S&P 500 ETF Trust, Strike $363.00	30	9/17/2021	1,089,000	(32,760)
SPDR S&P 500 ETF Trust, Strike $316.00	30	9/17/2021	948,000	(14,280)
SPDR S&P 500 ETF Trust, Strike $335.00	20	9/17/2021	670,000	(12,920)
SPDR S&P 500 ETF Trust, Strike $330.00	20	12/17/2021	660,000	(18,660)
SPDR S&P 500 ETF Trust, Strike $345.00	10	12/17/2021	345,000	(12,300)
SPDR S&P 500 ETF Trust, Strike $366.00	15	12/17/2021	549,000	(24,878)
SPDR S&P 500 ETF Trust, Strike $358.00	10	12/17/2021	358,000	(14,765)
SPDR S&P 500 ETF Trust, Strike $276.00	18	12/17/2021	496,800	(7,200)
SPDR S&P 500 ETF Trust, Strike $329.00	20	12/17/2021	658,000	(18,900)
SPDR S&P 500 ETF Trust, Strike $376.00	10	12/17/2021	376,000	(19,160)
SPDR S&P 500 ETF Trust, Strike $355.00	30	3/18/2022	1,065,000	(53,370)

	426		15,269,000	(391,254)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (10)
Level 1 - Quoted Prices			$53,117,432	$(729,399)
Level 2 - Other Significant Observable Inputs			16,564	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$53,133,996	$(729,399)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(4) Exchange-Traded Fund
(5) Exchange-Traded Note
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at March 31, 2021 by 100.
(7) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(8) All or a portion of this security is held as collateral fro written options. Total value of collateral is $6,083,493.75 representing 11.8% of net assets.
(9) Subject to written option contracts.
(10) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
ADR - American Depositary Receipt
PLC - Public Limited Company